Annual Fund Operating Expenses (, (Global Conservative Absolute Return Fund), Class R6)	0 Months Ended
	Jan. 31, 2014
| (Global Conservative Absolute Return Fund) | Class R6
Operating Expenses:
Management fee	0.85%
Other expenses	0.32%	[1]
Total annual fund operating expenses	1.17%
Contractual expense reimbursement	(0.13%)	[2]
Total annual fund operating expenses after expense reimbursements	1.04%

[1]	"Other expenses" have been estimated for the fund's first year of operations.
[2]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on September 30, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. If following the Class Expense Waiver to the extent that Expenses of Class R6 shares exceed 1.10% of average annual net assets (on an annualized basis) attributable to Class R6 shares, (the Class Expense Limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which Expenses of the share class exceed the Class Expense Limitation. Expenses means all fund level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (f) short dividend expense. The Class Expense Limitation expires on September 30, 2014, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.